                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: 1
     This Amendment (Check only one.): [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MAGNETAR FINANCIAL LLC
Address: 1603 ORRINGTON AVENUE
         13TH FLOOR
         EVANSTON, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL TURRO
Title: CHIEF COMPLIANCE OFFICER
Phone: (847) 905-4690

Signature, Place, and Date of Signing:


/S/ MICHAEL TURRO                           EVANSTON, IL       FEBRUARY 14, 2011
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            7
Form 13F Information Table Value Total:      371,173
                                          ----------
                                          (thousands)

Confidential information has been omitted from the public Form 13F Report and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                            VOTING AUTHORITY
                        CLASS             VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
     NAME OF ISSUER     TITLE   CUSIP   (X$1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
----------------------- ----- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
* AIR PRODS & CHEMS INC COM   009158106    10,508   126,883 SH       SOLE                  126,883
* COGENT INC            COM   19239Y108     8,651   813,103 SH       SOLE                  813,103
* NETEZZA CORP          COM   64111N101    33,688 1,250,000 SH       SOLE                1,250,000
* NETEZZA CORP          COM   64111N101     1,078    40,000 SH  PUT  SOLE                   40,000
* POTASH CORP SASK INC  COM   73755L107   122,434   850,001 SH       SOLE                  850,001
* POTASH CORP SASK INC  COM   73755L107    14,764   102,500 SH  CALL SOLE                  102,500
* POTASH CORP SASK INC  COM   73755L107   180,050 1,250,000 SH  PUT  SOLE                1,250,000